RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2025
RISK MANAGEMENT
Schedule of maximum exposure to credit risk
The table below shows the maximum exposure to credit risk and provision based on the bank´s internal credit rating system, 12 months Basel PD range and year-end stage classification:
As of December 31, 2025

Standard	PD range	Stage 1		Stage 2		Stage 3		Total(1)
		Exposure	Provision	Exposure	Provision	Exposure	Provision	Exposure	Provision
Normal risk	0% - 3.11%	5,775,002	9	4,750	-	-	-	5,779,752	9
Acceptable risk	> 3.11% - 11.15%	103,636	1	772	-	-	-	104,408	1
Appreciable risk	> 11.15% - 72.75%	507,049	1	11,067	1	-	-	518,116	2
Significant risk	> 72.75% - 89.89%	-	-	-	-	-	-	-	-
Bad risk	> 89.89% - 100%	-	-	-	-	152,549	9,659	152,549	9,659
Total		6,385,687	11	16,589	1	152,549	9,659	6,554,825	9,671

As of December 31, 2024

Standard	PD range	Stage 1		Stage 2		Stage 3		Total
		Exposure	Provision	Exposure	Provision	Exposure	Provision	Exposure	Provision
Normal risk	0% - 3.11%	9,738,866	12	267	-	-	-	9,739,133	12
Acceptable risk	> 3.11% - 11.15%	173,730	14	10,563	1	8,000	2	192,293	17
Appreciable risk	> 11.15% - 72.75%	14,123	1	6,970	3	48,221	-	69,314	4
Significant risk	> 72.75% - 89.89%	-	-	-	-	-	-	-	-
Bad risk	> 89.89% - 100%	-	-	-	-	143,561	4,460	143,561	4,460
Total		9,926,719	27	17,800	4	199,782	4,462	10,144,301	4,493
The information below contains the maximum exposure to credit risk for the periods ending December 31, 2025 and 2024:
The maximum exposure to credit risk of the loans and advances decreases in 2025 due to the classification of Banistmo as a discontinued operation.
December 31, 2025

Maximum exposure to credit risk - Financial instruments subject to impairment
In millions of COP
	Stage 1	Stage 2	Stage 3	Total
Loans and Advances	230,529,201	13,291,069	12,533,711	256,353,981
Commercial	128,900,017	3,789,022	6,938,883	139,627,922
Consumer	45,368,880	4,597,424	2,787,242	52,753,546
Mortgage	31,451,240	1,551,976	1,413,156	34,416,372
Small Business Loans	885,674	120,330	57,008	1,063,012
Financial Leases	23,923,390	3,232,317	1,337,422	28,493,129
Off-Balance Sheet Exposures	45,080,299	398,436	439,419	45,918,154
Financial Guarantees	6,385,687	16,589	152,549	6,554,825
Loan Commitments	38,694,612	381,847	286,870	39,363,329
Loss Allowance	(2,126,247)	(2,321,812)	(9,043,389)	(13,491,448)
Total	273,483,253	11,367,693	3,929,741	288,780,687
December 31, 2024

Maximum exposure to credit risk - Financial instruments subject to impairment
In millions of COP
	Stage 1	Stage 2	Stage 3	Total
Loans and Advances	245,272,297	16,670,291	17,511,320	279,453,908
Commercial	137,761,467	5,545,788	9,945,556	153,252,811
Consumer	46,697,013	5,118,607	4,000,063	55,815,683
Mortgage	37,076,580	2,701,930	1,963,091	41,741,601
Small Business Loans	1,175,803	91,256	85,150	1,352,209
Financial Leases	22,561,434	3,212,710	1,517,460	27,291,604
Off-Balance Sheet Exposures	43,604,372	223,317	256,249	44,083,938
Financial Guarantees	9,926,719	17,800	199,782	10,144,301
Loan Commitments	33,677,653	205,517	56,467	33,939,637
Loss Allowance	(2,331,035)	(2,752,141)	(11,397,984)	(16,481,160)
Total	286,545,634	14,141,467	6,369,585	307,056,686
(1) The informational disclosed value of loan commitments has been updated.
Other Financial Instruments

Maximum Exposure to Credit Risk - Other Financial Instruments
In millions of COP
	Maximum Exposure		Collateral		Net Exposure
	2025	2024	2025	2024	2025	2024
Maximum Exposure to Credit Risk
Debt instruments	32,840,048	36,583,512	(2,529,186)	(1,669,011)	30,310,862	34,914,501
Derivatives	1,308,744	929,498	(726,801)	(589,098)	581,943	340,400
Equity	1,463,622	1,011,310	-	-	1,463,622	1,011,310
Other financial instruments	30,285	34,385	-	-	30,285	34,385
Total	35,642,699	38,558,705	(3,255,987)	(2,258,109)	32,386,712	36,300,596
Note: Collateral Held (-) and Collateral Pledged (+)

Schedule of amount and allowance of clients included in the described watch list
December 2025:

Watch List December 31, 2025
In millions of COP
Risk Level	Amount	%	Allowance
Level 1 – Low Risk	11,243,787	0.61%	68,609
Level 2 – Medium Risk	3,242,865	7.19%	233,252
Level 3 – High Risk	2,084,682	59.12%	1,232,457
Level 4 – High Risk DOC (1)	4,602,690	72.27%	3,326,436
Total	21,174,024	22.96%	4,860,754
(1) DOC: Origination and Collections Department.

December 2024:

Watch List December 31, 2024
In millions of COP
Risk Level	Amount	%	Allowance
Level 1 – Low Risk	14,081,182	0.72%	101,994
Level 2 – Medium Risk	5,708,673	6.50%	370,892
Level 3 – High Risk	3,811,886	53.84%	2,052,135
Level 4 – High Risk DOC (1)	5,948,366	61.67%	3,668,615
Total	29,550,107	20.96%	6,193,636
(1) DOC: Origination and Collections Department.

Schedule of loans and financial leases by type of collateral
The information included in the table discloses the nature of the collateral and the balances covered by it for the loan portfolio and financial leasing operations classified under the commercial, consumer, microcredit, and housing modalities for the periods ended December 31, 2025 and 2024:

December 31, 2025
In Millions of COP
Amount Covered by Collateral
Nature of the Collateral	Commercial	Consumer	Mortgage	Financial Leasing	Small Business	Total
Real Estate and Residential	17,856,646	1,565,026	31,026,884	93	13,887	50,462,536
Goods Given in Real Estate Leasing	-	-	174	17,725,642	-	17,725,816
Goods Given in Leasing Other Than Real Estate	-	120	-	7,927,066	-	7,927,186
Stand by Letters of Credit	1,459,362	-	-	-	-	1,459,362
Security Deposits	63,833	7,775	-	-	—	71,608
Guarantee Fund	3,607,654	3,175	-	33,154	553,423	4,197,406
Sovereign of the Nation	-	-	-	-	-	-
Collection Rights	10,054,510	105,181	-	-	—	10,159,691
Other Collateral (Pledges)	2,189,669	6,781,902	20,639	169	106	8,992,485
Without Guarantee (Uncovered Balance)	104,396,248	44,290,367	3,368,675	2,807,005	495,596	155,357,891
Total loans and financial leases	139,627,922	52,753,546	34,416,372	28,493,129	1,063,012	256,353,981

December 31, 2024
In Millions of COP
Amount Covered by Collateral
Nature of the Collateral	Commercial	Consumer	Mortgage	Financial Leasing	Small Business	Total
Real Estate and Residential	25,163,297	1,816,374	39,092,440	39	363,465	66,435,615
Goods Given in Real Estate Leasing	-	-	183	17,382,691	-	17,382,874
Goods Given in Leasing Other Than Real Estate	-	32	-	8,181,007	-	8,181,039
Stand by Letters of Credit	1,540,179	-	-	-	-	1,540,179
Security Deposits	1,398,254	326,722	-	-	139,481	1,864,457
Guarantee Fund	3,653,583	37	-	45,720	251,827	3,951,167
Sovereign of the Nation	-	-	-	-	-	-
Collection Rights	7,757,578	109,946	-	-	—	7,867,524
Other Collateral (Pledges)	3,688,378	8,039,811	30,223	280	6,209	11,764,901
Without Guarantee (Uncovered Balance)	110,051,542	45,522,761	2,618,755	1,681,867	591,227	160,466,152
Total loans and financial leases	153,252,811	55,815,683	41,741,601	27,291,604	1,352,209	279,453,908

Schedule of financial assets that are classified in Stage 3
Cibest Corporate Group monitors the collateral associated with financial assets classified in Stage 3, as it is more likely to take possession of such collateral to mitigate potential credit losses. The following table presents financial assets classified in Stage 3 and the related collateral held to mitigate potential losses for the periods ended December 31, 2025 and 2024:

December 31, 2025
In Millions of COP
Classification	Amount	Allowance	Total	Fair Value of Collateral
Commercial	682,168	369,786	312,382	1,523,549
Consumer
Mortgage	—	—	—	—
Small Business Loans
Financial Leases	549,569	295,354	254,215	885,925
Total credit assets	1,231,737	665,140	566,597	2,409,475

December 31, 2024
In Millions of COP
Classification	Amount	Allowance	Total	Fair Value of Collateral
Commercial	783,435	372,156	411,279	1,660,829
Consumer
Mortgage	616,432	143,894	472,538	762,652
Small Business Loans
Financial Leases	761,892	327,257	434,635	1,305,365
Total credit assets	2,161,759	843,307	1,318,452	3,728,846

Schedule of loans concentration by category
The composition of the credit portfolio in commercial, consumer, mortgage, financial leases and small business loans categories for the periods ending on December 31, 2025 and 2024, it is as follows:

Composition	2025	2024
In millions of COP
Commercial	139,627,922	153,252,811
Corporate	76,006,958	85,278,293
SME	13,856,981	15,203,496
Others	49,763,983	52,771,022
Consumer	52,753,546	55,815,683
Credit card	12,483,919	11,992,511
Vehicle	4,795,970	5,635,858
Payroll loans	6,834,747	10,381,247
Others	28,638,910	27,806,067
Mortgage	34,416,372	41,741,601
VIS	13,173,508	16,183,280
Non- VIS	21,242,864	25,558,321
Financial Leases	28,493,129	27,291,604
Small Business Loans	1,063,012	1,352,209
Loans and advances to customers and financial institutions	256,353,981	279,453,908
Allowance for loans and advances and lease losses	(13,253,946)	(16,179,738)
Total net loan and financial leases	243,100,035	263,274,170

Schedule of credit concentration of loans and financial leases by maturity
The following table shows the ranges of maturity for the credit loans and financial leases, according for the remaining term for the completion of the contract of loans and financial leases at the end of December 2025 and 2024:

December 31, 2025
In millions of COP
Maturity	Less Than 1 Year	Between 1 and 5 Years	Between 5 and 15 Years	Greater Than 15 Years	Total
Commercial	37,701,890	59,704,817	39,337,022	2,884,193	139,627,922
Corporate	20,753,064	33,460,016	19,965,253	1,828,625	76,006,958
SME	4,070,363	8,539,793	1,060,389	186,436	13,856,981
Others	12,878,463	17,705,008	18,311,380	869,132	49,763,983
Consumer	5,393,052	34,827,883	12,296,414	236,197	52,753,546
Credit card	39,952	10,351,902	2,088,614	3,451	12,483,919
Vehicle	136,130	2,704,055	1,955,420	365	4,795,970
Order of payment	2,209,043	1,812,470	2,800,720	12,514	6,834,747
Others	3,007,927	19,959,456	5,451,660	219,867	28,638,910
Mortgage	820,792	983,691	10,696,429	21,915,460	34,416,372
VIS	19,358	300,678	3,002,419	9,851,053	13,173,508

December 31, 2025
In millions of COP
Maturity	Less Than 1 Year	Between 1 and 5 Years	Between 5 and 15 Years	Greater Than 15 Years	Total
Commercial	37,701,890	59,704,817	39,337,022	2,884,193	139,627,922
Non-VIS	801,434	683,013	7,694,010	12,064,407	21,242,864
Financial Leases	2,283,462	8,690,954	13,328,370	4,190,343	28,493,129
Small business loans	53,098	987,314	20,720	1,880	1,063,012
Total gross loans and financial leases	46,252,294	105,194,659	75,678,955	29,228,073	256,353,981

December 31, 2024
In millions of COP
Maturity	Less Than 1 Year	Between 1 and 5 Years	Between 5 and 15 Years	Greater Than 15 Years	Total
Commercial	48,186,159	62,610,478	41,614,622	841,552	153,252,811
Corporate	29,076,028	32,243,275	23,454,114	504,876	85,278,293
SME	4,771,087	8,555,996	1,727,911	148,502	15,203,496
Others	14,339,044	21,811,207	16,432,597	188,174	52,771,022
Consumer	1,267,269	34,216,968	19,553,651	777,795	55,815,683
Credit card	234,325	9,587,518	2,170,668	-	11,992,511
Vehicle	81,066	3,270,554	2,283,873	365	5,635,858
Order of payment	47,981	2,261,874	7,525,578	545,814	10,381,247
Others	903,897	19,097,022	7,573,532	231,616	27,806,067
Mortgage	79,304	1,095,329	10,509,429	30,057,539	41,741,601
VIS	14,439	284,872	2,540,655	13,343,314	16,183,280
Non-VIS	64,865	810,457	7,968,774	16,714,225	25,558,321
Financial Leases	1,804,964	8,586,693	13,202,556	3,697,391	27,291,604
Small business loans	194,013	919,392	208,405	30,399	1,352,209
Total gross loans and financial leases	51,531,709	107,428,860	85,088,663	35,404,676	279,453,908

Schedule of credit concentration of loans and financial leases by past due days
The following table shows the loans and financial leases according to past due days for the periods ending on December 31, 2025 and 2024. Loans or financial leases are considered past due if it is more than one month overdue (i.e. 31 days):

December 31, 2025
In millions of COP
Past-due
Period	0 - 30 Days	31 - 90 Days	91 - 120 Days	121 - 360 Days	More Than 360 Days	Total
Commercial	135,330,887	426,990	156,363	869,610	2,844,072	139,627,922
Consumer	49,805,549	1,224,406	407,456	1,100,716	215,419	52,753,546
Mortgage	32,463,354	646,147	166,300	477,855	662,716	34,416,372
Financial Leases	27,648,328	211,469	39,547	179,284	414,501	28,493,129
Small Business Loans	975,530	37,438	12,584	31,764	5,696	1,063,012
Total	246,223,648	2,546,450	782,250	2,659,229	4,142,404	256,353,981

December 31, 2024
In millions of COP

Past-due
Period	0 - 30 Days	31 - 90 Days	91 - 120 Days	121 - 360 Days	More Than 360 Days	Total
Commercial	147,402,632	531,609	280,750	1,515,324	3,522,496	153,252,811
Consumer	51,393,527	1,761,496	624,945	1,776,361	259,354	55,815,683
Mortgage	38,560,253	1,184,755	285,466	830,743	880,384	41,741,601
Financial Leases	26,331,118	247,056	58,435	273,619	381,376	27,291,604
Small Business Loans	1,242,568	36,196	8,848	45,608	18,989	1,352,209
Total	264,930,098	3,761,112	1,258,444	4,441,655	5,062,599	279,453,908

Schedule of credit concentration of loans and financial leases by economic sector
The following table contains the detail of the portfolio of loans and financial leases by main economic activity of the borrower for the periods ending on December 31, 2025 and 2024:

December 31, 2025
In millions of COP
Economic sector	Loans and advances
	Local	Foreign	Total
Agriculture	5,065,174	1,454,157	6,519,331
Petroleum and Mining Products	2,130,531	357,951	2,488,482
Food, Beverages and Tobacco	8,825,753	1,892,783	10,718,536
Chemical Production	5,016,379	327,950	5,344,329
Government	12,277,316	8,399	12,285,715
Construction	12,668,236	6,276,866	18,945,102
Commerce and Tourism	27,512,932	4,127,906	31,640,838
Transport and Communications	12,508,329	306,414	12,814,743
Public Services	14,642,893	1,273,641	15,916,534
Consumer Services	69,086,088	16,617,819	85,703,907
Commercial Services	35,957,673	4,211,895	40,169,568
Other Industries and Manufactured Products	9,469,462	4,337,434	13,806,896
Total	215,160,766	41,193,215	256,353,981

December 31, 2024
In millions of COP
Economic sector	Loans and advances
	Local	Foreign	Total
Agriculture	5,520,414	2,813,604	8,334,018
Petroleum and Mining Products	2,126,602	636,010	2,762,612
Food, Beverages and Tobacco	10,132,520	2,164,911	12,297,431
Chemical Production	4,507,362	364,649	4,872,011
Government	10,256,608	627,705	10,884,313
Construction	14,441,608	9,134,115	23,575,723
Commerce and Tourism	24,920,337	8,480,380	33,400,717
Transport and Communications	12,313,907	597,216	12,911,123
Public Services	13,253,631	1,265,243	14,518,874
Consumer Services	61,263,015	35,692,512	96,955,527
Commercial Services	30,662,353	13,347,867	44,010,220
Other Industries and Manufactured Products	9,671,905	5,259,434	14,931,339
Total	199,070,262	80,383,646	279,453,908

Schedule of credit concentration of loans and financial leases by country
The following information shows the concentration of the loans and financial leases by country in which Cibest Corporate Group are located as of December 31, 2025 and 2024:

December 31, 2025
In millions of COP
Country	Loans and advances	% Participation	Allowance for loans and advances and lease losses	% Participation
Colombia	207,855,500	81.08%	(11,624,277)	87.70%
Panamá	11,012,553	4.30%	(233,360)	1.76%
El Salvador	17,740,830	6.92%	(557,515)	4.21%
Guatemala	18,335,468	7.15%	(836,623)	6.31%
Puerto Rico	1,409,630	0.55%	(2,171)	0.02%
Total	256,353,981	100.00%	(13,253,946)	100.00%

December 31, 2024
In millions of COP
Country	Loans and advances	% Participation	Allowance for loans and advances and lease losses	% Participation
Colombia	190,956,423	68.33%	(12,490,991)	77.20%
Panamá	47,300,183	16.93%	(2,089,269)	12.91%
El Salvador	18,712,218	6.70%	(598,710)	3.70%
Guatemala	21,125,637	7.56%	(995,339)	6.15%
Puerto Rico	1,359,447	0.49%	(5,429)	0.03%
Total	279,453,908	100.00%	(16,179,738)	100.00%

Schedule of information about credit quality of the borrower
The following information about credit quality of the borrower for the periods ending December 31, 2025 and 2024:

December 31, 2025
In millions of COP
Classification	Stage 1	Stage 2	Stage 3	Total
Commercial	128,900,017	3,789,022	6,938,883	139,627,922
Consumer	45,368,880	4,597,424	2,787,242	52,753,546
Mortgage	31,451,240	1,551,976	1,413,156	34,416,372
Small Business Loans	885,674	120,330	57,008	1,063,012
Financial Leases	23,923,390	3,232,317	1,337,422	28,493,129
Loans and Advances	230,529,201	13,291,069	12,533,711	256,353,981

December 31, 2024
In millions of COP
Classification	Stage 1	Stage 2	Stage 3	Total
Commercial	137,761,467	5,545,788	9,945,556	153,252,811
Consumer	46,697,013	5,118,607	4,000,063	55,815,683
Mortgage	37,076,580	2,701,930	1,963,091	41,741,601
Small Business Loans	1,175,803	91,256	85,150	1,352,209
Financial Leases	22,561,434	3,212,710	1,517,460	27,291,604
Loans and Advances	245,272,297	16,670,291	17,511,320	279,453,908

Schedule of changes in the expected credit losses sensitivity analysis
The change in the expected credit losses (ECL) at 31 of December 2025, as a result of a possible positive or negative 1% (100 basis points) change in those variables were assessed based on the assumptions used to calculate the ECL for each of the scenarios: base, optimistic and pessimistic, as following:

Interest Rate – Current Account Balance - 10-year U.S. Treasury Yield
In Millions of COP
		[+1%]	Unchanged	[-1%]
	[+1%]	(2,871)	-63,930	-114,007

GDP	Unchanged	61,059	-	-50,077

	[-1%]	125,375	64,316	14,239

Schedule of changes in the expected credit losses for each methodology
Cibest Corporate Group has estimated the impact on the expected credit loss (ECL) assuming the forward-looking scenarios (e.g. optimistic and pessimistic) were weighted 100% instead of applying scenario probability weights across the two scenarios. The table below shows the impact on the expected credit loss (ECL) for each methodology:

Expected credit loss by scenarios
In millions of COP
	2025		2024
Methodologies	Optimistic	Pessimistic	Optimistic	Pessimistic
Collective methodology	(322,851)	276,985	(435,740)	368,782
Collateral methodology	(166,770)	223,091	(155,591)	173,438
Individual methodology(1)	(444,920)	609,748	(408,368)	763,362
Total	(934,541)	1,109,824	(999,699)	1,305,582
(1) For individual methodology, the applied scenarios are the base in the optimistic scenario and the alternative in the pessimistic scenario with a weighting of 100% each.

Schedule of credit quality analysis of the Group

Maximum Exposure to Credit Risk
In millions of COP
	Debt instruments		Equity		Other financial instruments(1)		Derivatives(2)
	2025	2024	2025	2024	2025	2024	2025	2024
Low Risk	6,753,154	29,130,380	415	363,198	—	1,712	630,738	834,821
Medium Risk	24,402,902	4,873,025	1,143,337	57,119	19,014	16,479	659,717	1,154
High Risk	1,683,992	2,580,107	15,026	677	—	2,966	1,794	7,086
Without Rating		-	304,844	590,316	11,271	13,228	16,495	86,437
Total	32,840,048	36,583,512	1,463,622	1,011,310	30,285	34,385	1,308,744	929,498
(1) Corresponds to SAFE "Simple Agreement for Future Equity".
(2) For derivatives transactions counterparty risk is disclosed as long as the valuation is positive.

Schedule of maximum exposure level to the credit risk	Maximum exposure level to the credit risk given:

Maximum Exposure to Credit Risk
In millions of COP
	Maximum Exposure		Collateral		Net Exposure
	2025	2024	2025	2024	2025	2024
Debt instruments	32,840,048	36,583,512	(2,529,186)	(1,669,011)	30,310,862	34,914,501
Derivatives	1,308,744	929,498	(726,801)	(589,098)	581,943	340,400
Equity	1,463,622	1,011,310	-	-	1,463,622	1,011,310
Other financial instruments	30,285	34,385	-	-	30,285	34,385
Total	35,642,699	38,558,705	(3,255,987)	(2,258,109)	32,386,712	36,300,596

Schedule of individual evaluation of impairment at the end of the period for other financial instruments
Debt instruments

Maximum Exposure to Credit Risk
In millions of COP
	Exposure		Impairment		Final Exposure
	2025	2024	2025	2024	2025	2024
Fair Value	27,010,728	28,119,697	4,174	6,513	27,006,554	28,113,184
Amortized Cost	5,829,320	8,463,815	16,696	58,937	5,812,624	8,404,878
Total	32,840,048	36,583,512	20,870	65,450	32,819,177	36,518,062
Equity

Maximum Exposure to Credit Risk
In millions of COP
	Exposure		Impairment		Final Exposure
	2025	2024	2025	2024	2025	2024
Fair Value through profit or loss	1,136,645	537,213	-	-	1,136,645	537,213
Fair Value through OCI	326,977	474,097	-	-	326,977	474,097
Total	1,463,622	1,011,310	-	-	1,463,622	1,011,310

Schedule of level of collateral held	Level of collateral held:

Maximum Exposure to Credit Risk
In millions of COP
	Collateral(1)		Main type of collateral
	2025	2024	2025	2024
Debt Instruments	(2,529,186)	(1,669,011)	Government bonds (TES)	Government bonds (TES)
Derivatives	(726,801)	(589,098)	Cash	Cash
Equity
Other financial instruments
Total	(3,255,987)	(2,258,109)

Schedule of risk exposure by economic sector and risk region

	Debt instruments		Equity		Other financial instruments(1)		Derivatives(2)
	2025	2024	2025	2024	2025	2024	2025	2024
Sector Concentration
Corporate	2,057,336	4,764,748	317,999	337,332	14,042	16,479	596,340	362,568
Financial	6,618,843	5,612,993	238,252	252,731	16,243	17,906	687,706	317,722
Government	24,163,869	26,201,390	-	-	-	-	831	829
Funds ETF	—	4,381	907,371	421,247			23,867	248,379
Total	32,840,048	36,583,512	1,463,622	1,011,310	30,285	34,385	1,308,744	929,498
Concentration by Region
North America	6,029,251	6,109,348	308	273	-	-	361,077	132,870
Latam	26,750,363	30,441,888	543,118	706,437	30,285	34,385	663,594	426,424
Europe	60,434	32,276	3,908	3,908	-	—	269,673	147,533
Others (Includes Funds and ETF)	-	—	916,288	300,692	-	-	14,400	222,671
Total	32,840,048	36,583,512	1,463,622	1,011,310	30,285	34,385	1,308,744	929,498
(1) Corresponds to SAFE "Simple Agreement for Future Equity".
(2) For derivatives transactions counterparty risk is disclosed as long as the valuation is positive.

Schedule of risk exposure by credit rating
Risk exposure by credit rating

Maximum Exposure to Credit Risk
In millions of COP
Rating scale (1)	Investment Financial instruments
	2025	2024
Sovereign Risk	15,380,169	14,487,622
AAA	2,247,310	10,113,581
AA+	3,618,196	4,714,501
AA	27,534	770,266
AA-	187,873	68,124
A+	165,838	906,847
A	371,477	465,978
A-	254,259	352,619
BBB+	10,914	587,802
BBB	115,728	221,092
BBB-	385,178	219,676
BB+	10,531,642	2,824,168
BB	219,486	1,674,226
BB-	93,672	347,253
Other	1,700,813	114,969
Not rated	332,610	689,981
Total	35,642,699	38,558,705
(1) Internal homologation

Summary of interest rate risk	The possible variations in the interest rates are established by the SFC according to the historical behavior of these variables in the markets, and they are a function of the duration and currency, as seen in the following table:

		Modified Duration		Changes in Interest Rates (bps)
Zone	Band	Lower Limit	Upper Limit	Legal Currency	UVR	Foreign Currency
	1	0	0.08	274	274	100
Zone 1	2	0.08	0.25	268	274	100
	3	0.25	0.5	259	274	100
	4	0.5	1	233	274	100
	5	1	1.9	222	250	90
Zone 2	6	1.9	2.8	222	250	80
	7	2.8	3.6	211	220	75
	8	3.6	4.3	211	220	75
	9	4.3	5.7	172	200	70
	10	5.7	7.3	162	170	65
Zone 3	11	7.3	9.3	162	170	60
	12	9.3	10.6	162	170	60
	13	10.6	12	162	170	60
	14	12	20	162	170	60
	15	20		162	170	60

Summary of sensitivity factor by currency	The (“∆p”) is determined by the SFC, as shown in the following table:

Currency	Sensitivity Factor
United States Dollar	12.49%
Euro	11.00%
Other currencies	13.02%
Equity and Fund Risk	14.70%

Schedule of total change on market risk and other risk factors
The total variation in market risk, as well as the variation of its components, is shown below:

December 2025
In millions of COP
Factor	December 31	Average	Maximum	Minimum
Interest Rate Risk VaR	534,919	552,803	499,712	524,034
Foreign Exchange Rate Risk VaR	182,077	282,154	751,796	79,062
Equity Risk VaR	407,177	380,326	367,615	375,015
Fund Risk VaR	88,982	51,683	35,781	36,608
Total Value at Risk	1,213,155	1,266,967

December 2024
In millions of COP
Factor	December 31	Average	Maximum	Minimum
Interest Rate Risk VaR	540,397	507,425	586,194	433,465
Foreign Exchange Rate Risk VaR	764,920	554,900	764,920	364,421
Equity Risk VaR	360,287	351,134	360,287	340,363
Fund Risk VaR	31,962	25,653	31,962	18,005
Total Value at Risk	1,697,566	1,439,112
*As of December 31, 2024, the proprietary currency portfolio of Wenia amounted to - USD 74.3 thousand, with a Value at Risk (VaR) of USD 3.8 thousand. The VaR was calculated using an internal methodology based on a Dinamic Conditional Correlation (DCC) GARCH model, with a one-day time horizon and a 99% of confidence level.

Schedule of interest rate risk sensitivity in local currency
The chart below provides information about Cibest Corporate Group’s interest rate risk sensitivity in local currency (COP) at December 31, 2025 and December 31, 2024:

	December 31, 2025	December 31, 2024
In millions of COP
Assets sensitivity 100 bps	1,314,604	1,262,776
Liabilities sensitivity 100 bps	870,619	915,528
Net interest income sensitivity 100 bps	443,985	347,248
The chart below provides information about Cibest Corporate Group’s interest rate risk sensitivity in foreign currency (US dollars) at December 31, 2025 and 2024:

	December 31, 2025	December 31, 2024
In millions of USD
Assets sensitivity 100 bps	95,344	76,219
Liabilities sensitivity 100 bps	110,682	83,051
Net interest income sensitivity 100 bps	(15,337)	(6,832)

Schedule of equity risk exposure
The structural equity positions are exposed to market risk. Sensitivity calculations are made for those positions:

	As of December 31,
	2025	2024
	In millions of COP
Market Value	45,460	36,226
Delta	14.70%	14.70%
Sensitivity	6,683	5,325

Schedule of liquidity coverage ratio
In order to estimate liquidity risk, Cibest Corporate Group measures a liquidity coverage ratio to ensure holding liquid assets sufficient to cover potential net cash outflows over 30 days. This indicator allows Cibest Corporate Group to meet liquidity coverage for the next month. The liquidity coverage ratio is presented as follows:

Liquidity Coverage Ratio	December 31, 2025	December 31, 2024
Net cash outflows into 30 days	25,449,163	23,887,074
Liquid Assets	62,298,492	59,617,839
Liquidity coverage ratio(1)	244.80%	249.58%
(1) The minimum level required of the liquidity coverage ratio by the legal norm is 100%.
Schedule of liquid assets held by Banks

Liquid Assets(1)	December 31, 2025	December 31, 2024
High quality liquid assets(2)
Cash	26,625,173	27,931,834
High quality liquid securities	25,531,243	24,862,860
Other Liquid Assets
Other securities(3)	10,142,076	6,823,145
Total Liquid Assets	62,298,492	59,617,839
(1)Cash and those liquid assets received by the Central Bank for its operations expansion and monetary contraction are the assets with highest liquidity. Liquid assets are adjusted by a haircut. The following are considered as liquid assets: cash, repos held for trading and investments held for trading in listed shares in Colombia’s stock exchange, in investment funds units or in other trading debt instruments.
(2) High-quality liquid assets: cash and shares that are eligible to be reportable or repo operations, in addition to those liquid assets that the Central Bank receives for its monetary expansion and contraction operations described in paragraph 3.1.1 of the Foreign Regulatory Circular DODM-142 of the Bank of the Republic.
(3) Other Securities: Securities issued by financial and corporate entities.

Schedule of contractual maturities of financial assets
The tables below set out the remaining contractual maturities of principal and interest balances of Cibest Corporate Group’s financial assets:

Contractual maturities of financial assets December 31, 2025

Financial Assets	0 – 30 days	31 days – 1 Year	1 - 3 Years	3 - 5 Years	More than 5 years
Cash and balances with central bank	24,625,309
Interbank borrowings - Repurchase agreements	9,596,081	465,662
Financial assets investments	3,192,341	25,014,014	10,270,300	5,093,609	2,781,776
Loans and advances to customers	16,362,824	98,293,420	108,624,480	64,191,216	120,638,340
Derivative financial instruments	72,577,065	9,762,318	2,851,659	1,666,495	1,207,055
Total financial assets	126,353,620	133,535,414	121,746,439	70,951,319	124,627,171
Contractual maturities of financial assets December 31, 2024

Financial Assets	0 – 30 days	31 days – 1 Year	1 - 3 Years	3 - 5 Years	More than 5 years
Cash and balances with central bank	24,881,536	-	-	-	-
Interbank borrowings - Repurchase agreements	7,815,791	146,772	-	-	-
Financial assets investments	2,303,523	13,929,810	13,318,529	5,257,338	7,910,771
Loans and advances to customers	13,067,571	102,476,191	106,645,598	61,320,760	113,075,471
Derivative financial instruments	8,858,966	5,306,353	2,288,557	757,393	847,796
Total financial assets	56,927,387	121,859,126	122,252,684	67,335,491	121,834,038

Schedule of contractual maturities of financial liabilities
Below are the contractual maturities of principal and interest of the liabilities:
Contractual maturities of financial liabilities December 31, 2025:

Financial Liabilities	0 – 30 days	31 days – 1 Year	1 - 3 Years	3 - 5 Years	More than 5 years
Demand deposit from customers	174,901,209
Time deposits from customers	23,783,630	69,380,898	10,062,892	6,665,040	11,764,550
Interbank deposits-Repurchase agreements	940,817	390,690	—
Borrowings from other financial institutions	928,935	8,296,960	6,639,834	1,330,886	3,347,493
Debt securities in issue	683,998	2,584,102	5,011,604	3,965,631	699,430
Preferred Shares		—	—	—	583,477
Derivative financial instruments	71,016,919	10,059,979	2,938,120	1,843,291	2,310,372
Total financial liabilities	272,255,508	90,712,629	24,652,450	13,804,847	18,705,321
Contractual maturities of financial liabilities December 31, 2024:

Financial Liabilities	0 – 30 days	31 days – 1 Year	1 - 3 Years	3 - 5 Years	More than 5 years
Demand deposit from customers	162,015,643	-	-	-	-
Time deposits from customers	16,673,292	64,079,401	16,502,005	5,879,599	17,667,549
Interbank deposits-Repurchase agreements	1,801,163	46,538	-	-	-
Borrowings from other financial institutions	381,534	8,811,727	3,537,113	1,815,062	2,013,978
Debt securities in issue	56,666	1,698,794	6,917,904	1,131,868	5,846,266
Preferred Shares	—	57,701	115,403	115,403	295,697
Derivative financial instruments	8,644,300	5,100,947	2,152,992	777,663	766,037
Total financial liabilities	189,572,598	79,795,108	29,225,417	9,719,595	26,589,527

Schedule of contractual maturities of financial guarantees
The following are the financial guarantees:

December 31, 2025	0 – 30 days	31 days – 1 Year	1 - 3 Years	3 - 5 Years	More than 5 years
In millions of COP
Financial guarantees	759,832	3,860,361	1,249,931	632,287	52,414

December 31, 2024	0 – 30 days	31 days – 1 Year	1 - 3 Years	3 - 5 Years	More than 5 years
In millions of COP
Financial guarantees	744,077	6,535,071	2,135,249	60,876	669,028

Commercial and financial leases
RISK MANAGEMENT
Summary of portfolio variables
The borrowers in this portfolio are mainly made up of companies, segmented in homogenous groups that are constituted according to size, annual sales or main activity. The following variables are part of this classification:

Segment	Incomes/Sales
Corporate
Companies with consolidated annual sales by economic group >= COP 250,000M. Banistmo places borrowers with annual sales >= USD10M. BAM place borrowers with annual sales >= USD25M. Banco Agricola place borrowers with annual sales >= USD30M.

Business
Companies with consolidated annual sales by economic group > = COP 14,500M and < COP 250,000M. For Banco Agricola borrowers with annual sales >= USD7M y < USD30M and BAM, with annual sales >= USD5M and < USD25M

Commercial	For BAM, companies with annual sales >= USD2M y < USD5M.
Business Construction
Constructors who dedicate themselves professionally to the construction of buildings to be sold or rented as their main activity, with consolidated annual sales by economic group >= COP 58,000M and <= COP 200,000M or commercial size > = COP 15,000M and < COP 70,000M, or project size >= COP 500,000M and < COP 2.2 trillion.

Corporate Construction
Constructors who dedicate themselves to the construction of buildings to be sold or rented as their main activity, with consolidated annual sales by economic group > COP 200,000M or commercial size > = COP 70,000M or project size >=COP 2.2 trillion

SME Construction
Constructors who dedicate themselves professionally to the construction of buildings to be sold or rented as their main activity with consolidated annual sales by economic group >= COP 380M and <= COP 58,000M or commercial size < COP 15,000M or project size < COP 500,000M.

Institutional Financing	Financial sector institutions.
Government	Central government entities within the Corporate segment, as well as territorial entities that qualify under the public‑conglomerate model based on the variables analyzed (income level, investment, and population).
SME
Annual sales < COP 14,500M, with a classification between small, medium, large and plus except for Banistmo which places borrowers < USD10M in annual sales. For Banco Agrícola, borrowers with annual sales < USD7M and BAM, borrowers with annual sales < USD2M.